Equity (Notes)	3 Months Ended
Mar. 31, 2016
Equity [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
10. Equity
Changes to equity during the three months ended March 31, 2016, were as follows:

	Western Shareholders' Equity	Non-controlling Interest	Total Equity
	(In thousands)
Balance at December 31, 2015	$1,299,297	$1,646,609	$2,945,906
Net income	30,538	9,047	39,585
Dividends	(35,601)	—	(35,601)
Stock-based compensation	328	4,657	4,985
Tax deficiency from stock-based compensation	(328)	—	(328)
Distributions to non-controlling interests	—	(28,747)	(28,747)
Treasury stock purchases	(75,000)	—	(75,000)
Balance at March 31, 2016	$1,219,234	$1,631,566	$2,850,800

Changes to equity during the three months ended March 31, 2015, were as follows:

	Western Shareholders' Equity	Non-controlling Interest	Total Equity
	(In thousands)
Balance at December 31, 2014	$1,119,708	$1,667,936	$2,787,644
Net income	105,989	68,979	174,968
Other comprehensive income, net of tax	8	—	8
Dividends	(28,638)	—	(28,638)
Stock-based compensation	1,001	2,503	3,504
Excess tax benefit from stock-based compensation	337	—	337
Distributions to non-controlling interests	—	(33,665)	(33,665)
Treasury stock purchases	(25,000)	—	(25,000)
Balance at March 31, 2015	$1,173,405	$1,705,753	$2,879,158

Share Repurchase Programs
Our board of directors has periodically approved various share repurchase programs authorizing us to repurchase up to $200 million of our outstanding common stock, per program. Our board of directors approved our current share repurchase program in September of 2015 ("September 2015 Program"). The September 2015 program is scheduled to expire on December 31, 2016. Our common stock repurchase programs are subject to discontinuance by our board of directors at any time.
The following table summarizes our share repurchase activity for the September 2015 Program:

	Number of shares purchased	Cost of share purchases (In thousands)
Shares purchased at December 31, 2015	—	$—
Shares purchased during Q1, 2016	2,462,350	75,000
Shares purchased at March 31, 2016	2,462,350	$75,000

As of March 31, 2016, we had $125.0 million remaining in authorized expenditures under the September 2015 Program.
Dividends
The table below summarizes our 2016 cash dividend declarations, payments and scheduled payments:

	Declaration Date	Record Date	Payment Date	Dividend per Common Share	Total Payment (In thousands)
First quarter	January 6	January 20	February 4	$0.38	$35,601
Second quarter (1)	April 8	April 18	May 2	0.38	—
Total					$35,601
(1) The second quarter 2016 cash dividend of $0.38 per common share will result in an estimated aggregate payment of $34.7 million.
NTI Distributions
The table below summarizes NTI's 2016 quarterly distribution declarations, payments and scheduled payments:

Declaration Date	Record Date	Payment Date	Distribution per Unit
February 3, 2016	February 12, 2016	February 19, 2016	$0.38
Total			$0.38

On April 29, 2016, the board of directors of NTI's general partner chose not to approve a quarterly distribution.
WNRL Distributions
The table below summarizes WNRL's 2016 quarterly distribution declarations, payments and scheduled payments:

Declaration Date	Record Date	Payment Date	Distribution per Common and Subordinated Unit
February 1, 2016	February 11, 2016	February 26, 2016	$0.3925
April 25, 2016	May 13, 2016	May 27, 2016	0.4025
Total			$0.7950
In addition to its quarterly distributions, WNRL paid incentive distributions of $0.8 million and $0.02 million for the three months ended March 31, 2016 and 2015, respectively, to Western as its general partner and holder of its incentive distribution rights.